S000089317 [Member] Investment Strategy - iMGP APA Enhanced Income Municipal Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the APA Enhanced Income Municipal Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. dollar-denominated municipal bonds of intermediate maturities that are exempt from federal income tax. The dollar-weighted average portfolio duration of the APA Enhanced Income Municipal Fund, under normal circumstances, is expected to range from 4 to 8 years. Municipal bonds are debt obligations issued by a state, territory, or possession of the United States or a political subdivision, public instrumentality, agency or other governmental unit of such a state, territory, or possession (e.g., county, city, town, village, district or authority). The municipal bonds in which the APA Enhanced Income Municipal Fund invests may include municipal lease obligations, municipal general obligation bonds, municipal essential service revenue bonds, municipal cash equivalents, loans, mortgages, pre‑refunded and escrowed‑to‑maturity municipal bonds and other debt instruments and pools of any of the foregoing. Some municipal bonds may be issued as variable or floating rate securities and may incorporate market-dependent liquidity features, meaning certain maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities.
The APA Enhanced Income Municipal Fund may invest up to 10% of its total assets in unrated securities, and may invest up to 20% of its total assets in unrated securities and below investment grade securities (also known as “junk bonds” or “high yield securities”), but will generally invest less than 10% of its total assets in such securities. Below investment grade securities are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB‑ by S&P Global Ratings (“S&P”) or similarly rated by another nationally recognized statistical rating organization, or unrated but determined by the APA Enhanced Income Municipal Fund’s sub‑advisor, Asset Preservation Advisors, LLC (“APA” or the “Sub‑Advisor), to be of comparable quality. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the security will be considered to have the higher credit rating. The APA Enhanced Income Municipal Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if the Sub‑Advisor believes it would be advantageous to do so. Under normal circumstances, the Sub‑Advisor will manage the APA Enhanced Income Municipal Fund’s duration to approximate the intermediate-term duration of the Fund’s benchmark index, the Bloomberg 1‑15 Year Municipal Index, an unmanaged, market-weighted index that includes investment-grade municipal bonds with maturities greater than one year but less than fifteen years. As of December 31, 2025, the average duration of the benchmark was 4.82 years. While the APA Enhanced Income Municipal Fund will target intermediate-term maturities and durations, the Fund may invest in bonds of any maturity or duration. The APA Enhanced Income Municipal Fund’s average weighted portfolio maturity and duration will vary from time to time depending on the Sub‑Advisor’s views on the direction of interest rates. At times the Sub‑Advisor may adjust portfolio duration to take a more defensive or opportunistic position as market and yield curve conditions change. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
The APA Enhanced Income Municipal Fund will sell a security in the event of deteriorating credit fundamentals, if the municipal market exhibits rich valuations, meaning that municipal securities are priced above expected levels without a logical explanation, or if the Sub‑Advisor identifies an investment that it believes has better relative value.
Although the APA Enhanced Income Municipal Fund seeks to be diversified by geography and across sectors of the municipal bond market, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions. The Sub‑Advisor may also allocate a significant portion of the APA Enhanced Income Municipal Fund to a specific segment of the municipal bond yield curve. A yield curve is a graphic representation of the actual or projected yields of debt obligations in relation to their maturities and durations. In particular, the APA Enhanced Income Municipal Fund often favors bonds with more than 5 years to maturity that may offer higher yields.